Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	577,122.40
Total Transaction Valuation	6,633,590,801.75
Total Offset Amount	0.00
Net Fee	$ 577,122.40
Offering Table N/A
Offset Table N/A	N/A